UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York AMT-Free Municipal Income Fund (NRK)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.1% (2.0% of Total Investments)
$ 1,375	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	$ 1,368,386
	5.750%, 6/01/33
280	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	3/13 at 100.00	BBB+	280,263
	Series 2002, 5.375%, 5/15/33
1,655	Total Consumer Staples			1,648,649
	Education and Civic Organizations – 39.0% (25.6% of Total Investments)
3,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	A–	3,790,252
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University,	3/13 at 100.00	Baa3	2,007,880
	Series 2003A, 5.000%, 9/01/32 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	2,326,920
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,024,280
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	449,340
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	1,165,600
	5.000%, 7/01/25 – FGIC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A,	4/21 at 100.00	AAA	1,751,760
	5.000%, 10/01/41
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series	7/13 at 100.00	A–	1,005,960
	2003, 5.000%, 7/01/32 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,299,440
	University, Series 2010A, 5.000%, 7/01/40
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,
	Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	123,511
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	99,594
225	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	254,795
	University, Tender Option Bond Trust 3127, 13.023%, 1/01/14 -AMBAC Insured (IF)
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AA–	352,677
	Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured
495	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	604,657
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
170	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	179,025
1,425	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	1,486,660
840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	853,087
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	1,052,490
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
18,945	Total Education and Civic Organizations			20,827,928
	Financials – 1.6% (1.1% of Total Investments)
730	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	852,779
	2005, 5.250%, 10/01/35
	Health Care – 15.4% (10.1% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	3/13 at 100.00	N/R	3,008,580
	Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured
335	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	378,898
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,075,170
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	284,300
	2007B, 5.125%, 7/01/37 – AGC Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	798,623
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	2,653,570
	2003A, 5.250%, 2/15/21 – AMBAC Insured
7,970	Total Health Care			8,199,141
	Long-Term Care – 0.6% (0.4% of Total Investments)
290	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	317,538
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Tax Obligation/General – 7.7% (5.1% of Total Investments)
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA–	1,134,090
	10/01/29 – AGC Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1, 5.000%, 10/01/28	10/22 at 100.00	AA	2,402,380
50	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 –	10/22 at 100.00	AA	50,195
	NPFG Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AA	249,793
	AGM Insured
250	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AA	270,440
	AGM Insured (UB)
3,525	Total Tax Obligation/General			4,106,898
	Tax Obligation/Limited – 46.5% (30.6% of Total Investments)
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau	8/19 at 100.00	AA–	1,136,310
	County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured
5	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	3/13 at 100.00	A+	5,019
	Series 2002D, 5.250%, 10/01/23 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/19 at 100.00	AA–	1,173,950
	Series 2009A, 5.625%, 10/01/29 – AGC Insured
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	2,286,600
	Purpose Series 2011C, 5.000%, 3/15/41
1,085	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	1,256,419
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
340	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	404,467
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
1,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,663,648
	2011A, 5.750%, 2/15/47
2,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	2,174,067
	2/15/47 – FGIC Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	BBB	566,720
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	656,659
555	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	594,211
740	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series	1/17 at 100.00	AA–	829,481
	2007S-2, 5.000%, 1/15/28 – FGIC Insured
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	2/22 at 100.00	AAA	3,459,720
	Series E-1, 5.000%, 2/01/42
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%,	4/21 at 100.00	AA+	1,211,410
	4/01/33 – AGM Insured
280	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option	11/15 at 100.00	AA+	322,204
	Bonds Trust 3095, 13.585%, 11/15/44 – AMBAC Insured (IF) (4)
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	No Opt. Call	AA	1,209,730
	2005B, 5.500%, 4/01/20 – AMBAC Insured
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,223,964
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	765,503
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	309,721
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
3,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	701,505
1,550	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	240,653
12,040	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	1,732,436
6,925	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	925,457
42,840	Total Tax Obligation/Limited			24,849,854
	Transportation – 13.7% (9.0% of Total Investments)
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A	579,090
	Series 2012H, 5.000%, 11/15/29
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
100	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	109,057
500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	536,080
355	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	398,899
	Series 2011, 5.000%, 11/15/44
140	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	160,860
	1/01/25 – FGIC Insured
1,875	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	2,028,019
	AMBAC Insured
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 –	7/15 at 100.00	AA–	3,266,370
	AGM Insured
170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	246,044
	Eighth Series 2008, Tender Option Bond Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
6,640	Total Transportation			7,324,419
	U.S. Guaranteed – 10.1% (6.6% of Total Investments) (5)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,213,559
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA (5)	25,587
	Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	508,490
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1 (5)	769,493
	Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)
300	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA- (5)	322,164
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
35	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	AA (5)	37,911
	AMBAC Insured (ETM)
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	Aaa	2,008,020
	Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AA+ (5)	505,425
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
5,295	Total U.S. Guaranteed			5,390,649
	Utilities – 7.3% (4.8% of Total Investments)
45	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	50,194
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,255,001
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	962,881
1,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,106,760
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	136,289
	5.000%, 12/01/35 – CIFG Insured
280	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	284,668
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
110	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	123,530
	11/15/19 – FGIC Insured
3,560	Total Utilities			3,919,323
	Water and Sewer – 7.2% (4.7% of Total Investments)
1,780	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	2,024,036
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
495	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	548,292
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
1,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	1,268,130
	Master Financing, Series 2012B, 5.000%, 2/15/42
3,370	Total Water and Sewer			3,840,458
$ 94,820	Total Investments (cost $76,467,655) – 152.2%			81,277,636
	Floating Rate Obligations – (4.5)%			(2,390,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.8)% (6)			(27,680,000)
	Other Assets Less Liabilities – 4.1%			2,205,679
	Net Assets Applicable to Common Shares – 100%			$ 53,413,315

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$81,277,636	$ —	$81,277,636

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $74,509,137.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$5,171,772
Depreciation	(797,499)
Net unrealized appreciation (depreciation) of investments	$4,374,273

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013